Financial risk management objectives and policies	12 Months Ended
Dec. 31, 2019
Financial risk management objectives and policies
Financial risk management objectives and policies

31      Financial risk management objectives and policies

The Group is exposed to market risk, credit risk and liquidity risk. The risks are monitored by appropriate management at each level. The Group’s financial risk activities are governed by appropriate policies and procedures, and financial risks are identified, measured and managed in accordance with the Group’s policies. The Supervisory Board reviews and approves the policies for managing each of these risks, which are summarized below.

Market risk

Market risk is the risk that the fair value of future cash flows of a financial instrument will fluctuate because of changes in market prices. The Group’s market risk relates to foreign currency risks. Financial instruments affected by foreign currency risk include cash and cash equivalents, trade and other receivables and trade and other payables. The Group does not hedge its foreign currency risk.

Foreign currency risk

Foreign currency risk is the risk that the fair value or future cash flows of an exposure will fluctuate because of changes in foreign exchange rates. As the Group operates in multiple countries, the exposure to foreign currency is inherent and is part of the day to day business. The principle characteristics are summarized below:

-Cash is held in Euros and US dollars at the Group level

-Each foreign entity is funded by Group loans, in Euros or US dollars, on average every six weeks based on a detailed cash flow forecast

-Foreign exchange risk occurs only at the Group-level.

Foreign currency sensitivity:

The following tables demonstrate the sensitivity to a reasonably possible change in Euros and US dollars and major currencies by the Group (EGP, ZAR, NGN, MAD, GHS, KES, AED), with all other variables held constant. The Group’s exposure to foreign currency changes for all other currencies is not material.

The Group assessed a possible change of +/- 5% to the all mentioned currencies, and a potential change of +/- 10% to Egyptian Pound (EGP) and Ghananian Cedi (GHS) due to valuation fluctuations in 2019 of 2% to 4.28% of all mentioned currencies except for Egypt (EGP) with 13.32% fluctuation and Ghana (GHS) with 10.92% fluctuation. Intercompany loans bear the majority of the Group’s foreign currency risk as they are issued and are repayable in Euro or US dollars. Fluctuation of various exchange rates in Africa and the resulting related foreign exchange gains or losses are recognized in other comprehensive income.

The impacts in the major local currencies are as follows:

		Effect on	Effect on
In thousands of EUR		pre-tax equity	profit before tax
Change in EGP/EUR rate
	10%	2,315	110
	(10)%	(2,315)	(110)

Change in ZAR/EUR
	5%	(1,003)	(1)
	(5)%	1,003	1

Change in NGN/EUR
	5%	(1,199)	(51)
	(5)%	1,199	51

Change in MAD/EUR
	5%	(1,955)	189
	(5)%	1,955	(189)

Change in GHS/EUR
	10%	558	80
	(10)%	(558)	(80)

Change in KES/EUR
	5%	663	32
	(5)%	(663)	(32)

Change in EGP/USD rate
	10%	(2,585)	365
	(10)%	2,585	(365)

Change in ZAR/USD
	5%	(36)	24
	(5)%	36	(24)

Change in NGN/USD
	5%	(418)	73
	(5)%	418	(73)

Change in GHS/USD
	10%	(623)	201
	(10)%	623	(201)

Change in KES/USD
	5%	(739)	97
	(5)%	739	(97)

Credit risk

Credit risk is the risk that a counterparty will not meet its obligations under a financial instrument or customer contract, leading to a financial loss. The Group is exposed to credit risk from its operating activities (primarily trade receivables) and from its financing activities, including deposits with banks and financial institutions and foreign exchange transactions.

Trade receivables

The Group’s exposure to credit risk of trade receivables is primarily on transactions with corporate consumers. The Group evaluates this risk through detailed ageing analysis and also detailed analysis of the credit worthiness of the consumers at each reporting date. The Group follows risk control procedures to assess the credit quality of the customers taking into account their financial position, past experience and other factors. The compliance with credit limits by corporate customers is regularly monitored by management.

Sales to retail consumers are required to be settled in cash or using major credit cards, mitigating credit risk. There are no significant concentrations of credit risk, whether through exposure to Individual consumers, specific industry sectors and/or regions.

The Group recognizes an allowance for expected credit losses (“ECLs”) applying the simplified approach permitted by IFRS 9. Therefore, the Group does not track changes in credit risk, but instead recognizes a loss allowance based on lifetime ECLs at each reporting date. The Group has established a provision matrix that is based on its historical credit loss experience, adjusted for forward-looking factors specific to the debtors and the economic environment.

On December 31, 2019, certain Group entities (Jumia Facilities, Ecart Internet Services Nigeria Limited, Ecart Services Ivory Coast SARL, Ecart Services Kenya Limited, Ecart Services Morocco and Jumia Egypt LLC) entered into the account compensation and settlement agreements with certain international marketplace vendors. Therefore, the Group has offset associated trade receivables and payables for an amount of EUR 1,802 thousand as of December 31, 2019. (December 31, 2018, EUR 324 thousand).

The Group does not hold collateral as security. The Group evaluates the concentration of risk with respect to trade receivables and contract assets as low, as its customers are located in several jurisdictions and industries and operate in largely independent markets.

As of December 31, 2019, the Group has as an allowance for uncollectible receivables of EUR 8,283 thousand (2018: EUR 4,254 thousand) as set out in the Note 11. Additionally, the Group has as an allowance for uncollectible other receivables of EUR 503 thousand (2018: EUR 484 thousand). The total ECL provision represents 69% (2018: 36%) of the total trade and other receivables.

Cash deposits

Credit risk from balances with banks and financial institutions is managed by the Group’s treasury department in accordance with the Group’s policy. The Group’s maximum exposure to credit risk for the components of the statement of financial position as of December 31, 2019 and 2018 is the carrying amount as illustrated in cash and cash equivalents in the consolidated statement of financial position.

The expected credit losses (“ECL”) from cash and cash equivalents, are estimated by the Group as immaterial as of January 1, 2018. Therefore, cash and cash equivalents and opening accumulated losses have not been adjusted accordingly. On December 31, 2019, the impact of measuring ECL for cash and cash equivalents remains immaterial and therefore not recognized in the consolidated financial statements.

The Group considers a financial asset in default when contractual payments are 90 days past due. However, in certain cases, the Group may also consider a financial asset to be in default when internal or external information indicates that the Group is unlikely to receive the outstanding contractual amounts in full before taking into account any credit enhancements held by the Group. A financial asset is written off when there is no reasonable expectation of recovering the contractual cash flows.

The majority of the Group’s cash deposit balances are maintained in Germany. German bank accounts are secured via the deposit protection fund, which secures all bank deposits up to 20% of the liable equity of the bank.

Liquidity risk

The primary objective of the Group’s liquidity and capital management is to monitor the availability of cash and capital in order to support its business expansion and growth. The Group manages its liquidity and capital structure with reference to economic conditions, performance of its local operations and local regulations. Funding is managed by a central treasury department that monitors the amounts of funds to be granted according to Management and Shareholder approval. All funding follows strict operational and legal monitoring executed by the treasury and legal departments.

In 2019 the Group as secured funding via IPO as described in Note 13. Most of funding is transferred to operating entities in the form of loans which are eliminated in consolidation.

As all funds come exclusively from the shareholders and there are no external borrowings, the Group mitigates the risk of interest.

Based on the cash flow forecast for 2020, the Group has sufficient liquidity as of December 31, 2019 for the next twelve months.